Capital Stock - Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions [Abstract]
Stock price	$ 1.16	$ 2.21
Exercise price	$ 1.16	$ 2.21
Expected risk free interest rate	4.75%	3.99%
Expected volatility	166.40%	174.20%
Expected life in years	5 years	5 years
Expected dividend yield
Grant date fair value per option	$ 1.1	$ 2.11